Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
8. Loans Payable

Note 6. Loans Payable

During 2009, the Company received advances aggregating $200,000 from three individuals. Of the total funds received, $50,000 was received from a related party. From the date the funds were received through the date the loans were converted into convertible promissory notes payable, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due. In February 2012, the Company converted the loans into long-term convertible notes payable (See Notes 7 and 12).

Note 8. Loans Payable

During 2009, the Company received advances aggregating $200,000 from three individuals. Of the total funds received, $50,000 was received from a related party. From the date the funds were received through the date the loans were converted into convertible promissory notes payable, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due. As of December 31, 2011, the entire balance of the loans payable is included in long-term liabilities as the Company, in February 2012, has converted the loans into long-term convertible notes payable (See Notes 9 and 15).